Derivative financial instruments (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Breakdown of fair value amount of derivative financial instruments [Abstract]
Loss on cash flow hedges	$ 43,792	$ 41,062
Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	2,381		$ 5,230
Liabilities	$ 322,130		298,744
Interest Rate Derivatives [Member] | Euros [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Percent of notional amount of debt hedged in next 12 months	100.00%
Percentage of notional amount of debt hedged in year two	75.00%
Interest Rate Derivatives [Member] | Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	$ 1,270		1,619
Liabilities	313,416		298,744
Loss on cash flow hedges	(43,800)	$ (41,100)
After-tax result accumulated in equity	81,500		73,800
Foreign Exchange Derivative Instruments [Member] | Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	1,111		3,610
Liabilities	0		0
Notes Conversion Option [Member] | Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	0		0
Liabilities	$ 8,714		$ 0